CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member] Common Class A [Member]	Ordinary Shares [Member] Common Class B [Member]	Ordinary Shares [Member]	Additional Paid In Capital [Member]	Foreign Currency Translation Adjustments [Member]	Unrealized Gain On Available For Sale Securities [Member]	Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Common Class A [Member]	Common Class B [Member]	Total
Beginning Balance at Dec. 31, 2012			$ 10,316	$ 69,637	$ 23,231	$ 743	$ 23,974	$ 82,952	$ 630			$ 187,509
Beginning Balance (in shares) at Dec. 31, 2012	56,013,735	24,336,650
Net income for the year								$ 298,609	$ 53	$ 299,175	$ 92,922	298,662
Other comprehensive income:
Foreign currency translation adjustments					$ 20,150		20,150					20,150
Unrealized gain (loss) on available-for-sale securities						78	78					78
Reclassification adjustment for gain included in net income						$ (821)	$ (821)					(821)
Contribution from shareholder				$ 175								175
Disposal of a subsidiary									$ (683)			(683)
Share-based compensation				$ 7,028								7,028
Exercise of share options			$ 184	$ 12,231								12,415
Exercise of share options (in shares)	1,427,160
Dividends declared								$ (81,046)		(56,709)	(24,337)	(81,046)
Ending Balance at Dec. 31, 2013			$ 10,500	$ 89,071	$ 43,381		$ 43,381	300,515				443,467
Ending Balance (in shares) at Dec. 31, 2013	57,440,895	24,336,650
Net income for the year								$ 253,217		264,249	75,224	253,217
Other comprehensive income:
Foreign currency translation adjustments					$ (4,323)		(4,323)					(4,323)
Unrealized gain (loss) on available-for-sale securities						$ 10,508	$ 10,508					$ 10,508
Reclassification adjustment for gain included in net income
Contribution by noncontrolling interests									$ 80			$ 80
Contribution from shareholder				$ 174								174
Share-based compensation				4,682								4,682
Exercise of share options			$ 119	$ 7,145								7,264
Exercise of share options (in shares)	924,029
Dividends declared								$ (82,380)		(58,043)	(24,337)	(82,380)
Ending Balance at Dec. 31, 2014			$ 10,619	$ 101,072	$ 39,058	$ 10,508	$ 49,566	471,352	$ 80			632,689
Ending Balance (in shares) at Dec. 31, 2014	58,364,924	24,336,650
Net income for the year								$ (15,096)	$ (37)	(15,096)	(4,313)	(15,133)
Other comprehensive income:
Foreign currency translation adjustments					$ (55,928)		$ (55,928)					(55,928)
Unrealized gain (loss) on available-for-sale securities						$ (4,002)	$ (4,002)					$ (4,002)
Reclassification adjustment for gain included in net income
Contribution by noncontrolling interests									$ 718			$ 718
Contribution from shareholder				$ 169								169
Issuance of ordinary shares			$ 1,548	345,227								346,775
Issuance of ordinary shares (in shares)	11,855,384
Beneficial conversion feature on convertible senior notes				12,113								12,113
Share-based compensation				4,497								4,497
Exercise of share options			$ 67	5,871								$ 5,938
Exercise of share options (in shares)	516,371											516,371	[1]
Excess tax benefits				$ 9,442								$ 9,442
Dividends declared								$ (82,751)		$ (58,414)	$ (24,337)	(82,751)
Ending Balance at Dec. 31, 2015			$ 12,234	$ 478,391	$ (16,870)	$ 6,506	$ (10,364)	$ 373,505	$ 761			$ 854,527
Ending Balance (in shares) at Dec. 31, 2015	70,736,679	24,336,650

[1]	Included both Class A and Class B ordinary shares.